ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
ADMINISTRATIVE EXPENSES [Abstract]
Components of administrative expenses
This item consists of the following:

		2022
	2023	(Restated)	2021
	S/(000)	S/(000)	S/(000)

IT expenses and systems outsourcing	1,080,001	908,339	741,429
Publicity and loyalty programs	720,718	652,587	486,885
Audit, consulting and professional fees	336,715	333,325	312,978
Taxes and contributions	264,326	280,171	289,484
Transport and communications	226,860	225,491	208,244
Repair and maintenance	157,127	136,105	123,232
Outsourcing	144,534	113,211	99,440
Sundry supplies	118,510	87,844	57,093
Comissions by agents	115,120	106,356	104,700
Short term, low value and variable income lease	108,357	91,680	86,417
Security and protection	64,432	64,480	63,500
Subscriptions and quotes	61,945	55,914	55,331
Electricity and water	56,359	50,566	48,886
Insurance	56,324	62,994	62,142
Electronic processing	39,764	35,896	39,528
Cleaning	22,677	20,435	20,105
Others	229,434	188,671	154,323
Total	3,803,203	3,414,065	2,953,717